PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Loss from disposal of property and equipment	$ (1,275)	$ (14,810)
Proceeds from disposal of property and equipment	222,916
Accumulated depreciation	473,027	314,525
Electronic equipment
PROPERTY AND EQUIPMENT, NET
Cost of office equipment	217,341
Cost of electronic equipment		27,156
Accumulated depreciation of electronic equipment		25,798
Proceeds from disposal of property and equipment	222,916
Loss from disposal	1,275
Cost	133,850	377,162
Accumulated depreciation	23,637
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Cost of leasehold improvement		382,909
Accumulated depreciation of leasehold improvement		382,909
Cost	367,235	283,607
Office equipment
PROPERTY AND EQUIPMENT, NET
Cost of office equipment		27,071
Accumulated depreciation of office equipment		13,436
Cost	$ 161,997	$ 173,355